LEASES AS LESSEE (Details 3)	Jun. 30, 2025 USD ($)
Leases [Abstract]
Remainder of 2025	$ 237,793
2026	450,153
2027	255,370
2028	59,559
2029	16,022
2030 and thereafter	13,352
Total lease payments	1,032,249
Less: imputed interest	(50,748)
Total operating lease liabilities, net of interest	$ 981,501